CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Customer deposits, allowance for doubtful accounts	$ 585,955	$ 584,280
Accounts receivable, allowance for doubtful accounts	60,232,453	35,953,537
Accounts payable	11,264,939	7,411,735
Accrued payroll and welfare expenses	102,632,157	69,027,516
Income tax payable	98,685,965	56,141,853
Other tax payable	40,000,505	24,864,312
Amounts due to related parties	5,535,512	4,281,830
Advance from customers and deferred revenue	24,617,144	13,601,078
Liability for exclusive rights, current	8,967,972	16,973,230
Other current liabilities	62,466,610	27,178,988
Deferred tax liabilities, non-current	29,900,565	36,925,632
Liability for exclusive rights, non-current		5,918,812
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	137,816,482	118,242,281
Ordinary shares, shares outstanding (in shares)	137,816,482	118,242,281
Consolidated VIEs without recourse
Accounts payable	1,505,942	1,826,257
Accrued payroll and welfare expenses	29,309,329	18,834,610
Income tax payable	28,793,459	16,625,365
Other tax payable	11,188,055	8,807,339
Amounts due to related parties	2,383,293	3,161,687
Advance from customers and deferred revenue	7,150,344	2,858,051
Liability for exclusive rights, current	8,967,972	16,973,230
Other current liabilities	9,917,349	6,117,223
Deferred tax liabilities, non-current	655,563	67,651
Liability for exclusive rights, non-current	$ 0	$ 5,918,812